Elfun Government Money Market Fund

One Iron Street

Boston, MA 02210

May 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Elfun Government Money Market Fund (the “Fund”)

File Nos.: 033-31205 and 811-05904

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Prospectus, dated April 30, 2019, does not differ from that contained in the Post-Effective Amendment No. 44 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2019 (Accession # 0001193125-19-125308).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary